UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York       January 18, 2010
---------------------------   ------------------------   ------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          22
                                                 -----------------
Form 13F Information Table Value Total:          85,337
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                              TITLE OF               VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER                CLASS       CUSIP    (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACERGY SA-SPON ADR
EQUITY ADR 0.0                SPON ADR    00443E104     731      30,000    SH              SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE
PETROLEUM NETW                SHS         Y0017S102   8,210     787,140    SH              SOLE                787,140
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                     COM         001084102   5,066     100,000    SH              SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP             COM         067901108   5,318     100,000    SH              SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW     131347304   1,334     100,000    SH              SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
CF INDUSTRIES HOLDINGS INC    COM         125269100   6,758      50,000    SH              SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
COEUR D'ALENE MINES CORP      COM NEW     192108504   3,552     130,000    SH              SOLE                130,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                COM         20825C104  12,435     182,600    SH              SOLE                182,600
------------------------------------------------------------------------------------------------------------------------------------
DARLING INTERNATIONAL INC     COM         237266101   9,025     679,601    SH              SOLE                679,601
------------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HOLDINGS INC         COM         30225X103     958      40,000    SH              SOLE                 40,000
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MARKET VECTORS GOLD
MINERS INDEX FUND             ETF         57060U100   3,074      50,000    SH              SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
MARKET VECTORS JR
GOLD MINERS ETF               ETF         57060U589   6,781     170,000    SH              SOLE                170,000
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO                   COM         61166W101   6,964     100,000    SH              SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
MYR GROUP INC/DELAWARE        COM         55405W104     504      24,000    SH              SOLE                 24,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL FUEL GAS CO          COM         636180101     197       3,000    SH              SOLE                  3,000
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP      COM         697900108   4,121     100,000    SH              SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP          COM         76116A108     443      30,000    SH              SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
SILVER STANDARD RESOURCES     COM         82823L106   2,822     100,000    SH              SOLE                100,000
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SILVER WHEATON CORP           COM         828336107   5,466     140,000    SH              SOLE                140,000
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STEALTHGAS INC                SHS         Y81669106     159      20,000    SH              SOLE                 20,000
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TRANSATLANTIC
PETROLEUM LTD                 SHS         G89982105     569     170,000    SH              SOLE                170,000
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VANTAGE DRILLING CO           ORD SHS     G93205113     852     419,677    SH              SOLE                419,677
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